Risk management - Leverage ratio (Details) - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Risk management
Loans and borrowings (Note 19)	$ 104,918	$ 109,200
Cash and cash equivalents (Note 6)	(8,745)	(10,694)	$ (10,118)	$ (14,054)
Other financial assets (Note 9)	(3,809)	(3,296)
Net financial debt	92,364	95,210
Equity (Note 23)	$ 107,937	$ 106,739	$ 102,448	$ 105,913
Leverage (1)	46.11%	47.15%